Intangible assets excluding goodwill - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets excluding goodwill [Line Items]
Acquisitions	€ 0	€ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	58	188
Intangible assets excluding goodwill	€ 2,569	€ 2,982	€ 3,190
Brand names, customer relationships, technology and other intangible assets
Intangible assets excluding goodwill [Line Items]
Weighted average expected remaining life	8 years 2 months 12 days	8 years 6 months
Customer relationships
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 0	€ 0
Intangible assets excluding goodwill	659	823	875
Customer relationships | Image Guided Therapy business group
Intangible assets excluding goodwill [Line Items]
Intangible assets excluding goodwill	€ 210	€ 256
Remaining amortisation period of intangible assets material to entity	12 years	13 years
Customer relationships | BioTelemetry
Intangible assets excluding goodwill [Line Items]
Intangible assets excluding goodwill	€ 253	€ 316
Remaining amortisation period of intangible assets material to entity	11 years	12 years
Technology
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 27	€ 135
Intangible assets excluding goodwill	684	855	€ 1,013
Technology | Image Guided Therapy business group
Intangible assets excluding goodwill [Line Items]
Intangible assets excluding goodwill	€ 126	€ 164
Remaining amortisation period of intangible assets material to entity	7 years	8 years
Technology | BioTelemetry
Intangible assets excluding goodwill [Line Items]
Intangible assets excluding goodwill	€ 76	€ 108
Remaining amortisation period of intangible assets material to entity	7 years	8 years